Investments, Equity Method and Joint Ventures (Tables)	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
The following table presents the Company’s investments at fair value reported in Investments, at fair value on the Consolidated Balance Sheets as of December 31, 2025 and December 31, 2024:

(in thousands)	December 31, 2025	December 31, 2024
Aurora	$60,722	$60,348
OYA(1)	—	5,913
GDEV OYA Lender	6,614	—
GDEV I	2,688	3,771
GDEV II	3,329	4,104
Total investments at fair value	$73,353	$74,136
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(1)The Company derecognized the investment in OYA and recognized a bankruptcy claim receivable for the amount, which was subsequently contributed to GDEV OYA Lender. See details above and in Note 5. Variable Interest Entities.
The following table presents the Company’s investments at fair value reported in Investments, at fair value on the Consolidated Balance Sheets as of June 30, 2026 and December 31, 2025:

(in thousands)	June 30, 2026	December 31, 2025
Aurora	$54,615	$60,722
GDEV OYA Lender	6,614	6,614
GDEV I	3,215	2,688
GDEV II	3,781	3,329
Total investments at fair value	$68,225	$73,353